Note 2 - Liquidity, Going Concern, and Management Plans (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents, at Carrying Value	$ 8,282,771	$ 12,899,812	$ 12,272,444	$ 15,116,531	$ 38,027,509
Working Capital	5,000,000		22,600,000
Retained Earnings (Accumulated Deficit)	(187,071,354)		(176,655,227)	(156,218,731)
Proceeds from Issuance or Sale of Equity		$ 6,802,823	9,130,000
Debt Conversion, Original Debt, Amount			$ 5,329,736